Convertible bonds - Summary Of Fair Value Of The Convertible Note Valuation Of The Share Option (Detail) - Convertible instruments [member]	12 Months Ended
Dec. 31, 2023 $ / shares
Disclosure Of Convertible Notes [Line Items]
Weighted average share price	$ 1.52
Bottom of range [member]
Disclosure Of Convertible Notes [Line Items]
Expected volatility (%)	70.36%
Risk–free interest rate (%)	5.08%
Bond Maturity	0.51
Top of range [member]
Disclosure Of Convertible Notes [Line Items]
Expected volatility (%)	78.64%
Risk–free interest rate (%)	5.49%
Bond Maturity	0.94
Weighted average share price	$ 6.63